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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F HR

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: September 30, 2008

If amended report check here: [_]
This Amendment (check only one): [_] is a restatement
                                 [_] adds new holding entries

                        Seneca Capital Investments, L.P.
                    Name of Institutional Investment Manager

  590 Madison Avenue                   New York    New York    10022
Business Address            (Street)    (City)     (State)     (Zip)

13F File Number: 28-12387

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

Michael Anastasio   Chief Financial Officer   212-888-2999
      (Name)              (Title)                (Phone)

Signature, Place and Date of Signing:


/s/ Michael Anastasio
-------------------------------------
590 Madison Avenue
New York, New York 10022

14-Nov-08

Report Type:

[X]  13F HOLDINGS REPORT.
[_]  13F NOTICE.
[_]  13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Number of Other Included Managers: 1
List of Other Included Managers:

No.   Form 13F File Number   Name:
---   --------------------   ----------------------------
 1    28-03497               Seneca Capital Advisors, LLC

Form 13F Information Table Entry Total:      46
Form 13F Information Table Value Total: 122,571 (x1000)

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                  UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON D.C. 20549

                                      FORM 13F
                                  INFORMATION TABLE

                          SENECA CAPITAL INVESTMENTS, L.P.

                             FORM 13F INFORMATION TABLE
                                AS OF DATE 9/30/2008

Column 1                         Column 2     Column 3   Column 4       Column 5      Column 6 Column 7        Column 8
---------------------------- --------------- ---------- ---------- ------------------ -------- -------- ---------------------
                                                                                                           VOTING AUTHORITY
                                                           VALUE    SHARES/  SH/ PUT/  INVSTMT   OTHER  ---------------------
NAME OF ISSUER               TITLE OF CLASS    CUSIP    (in 000's)  PRN AMT  PRN CALL  DSCRETN MANAGERS    SOLE   SHARED NONE
---------------------------- --------------- ---------- ---------- --------- --- ---- -------- -------- --------- ------ ----
AEGON N V                    NY REGISTRY SH  007924103       219      24,990 SH         SOLE      1        24,990
ALPHARMA INC                 CL A            020813101     2,715      73,600 SH         SOLE               73,600
ALPHARMA INC                 CL A            020813101     1,199      32,500 SH         SOLE      1        32,500
AUTOBYTEL INC                COM             05275N106       706     659,400 SH         SOLE              659,400
AUTOBYTEL INC                COM             05275N106       310     289,500 SH         SOLE      1       289,500
CALLISTO PHARMACEUTICALS NEW COM             1312EM104        14     141,222 SH         SOLE              141,222
CALLISTO PHARMACEUTICALS NEW COM             1312EM104         8      81,000 SH         SOLE      1        81,000
CHINA DISTANCE ED HLDGS LTD  SPONS ADR       16944W104     1,434     358,400 SH         SOLE              358,400
CHINA DISTANCE ED HLDGS LTD  SPONS ADR       16944W104       626     156,600 SH         SOLE      1       156,600
CONSTELLATION ENERGY GROUP I COM             210371100     6,440     265,000 SH         SOLE              265,000
CONSTELLATION ENERGY GROUP I COM             210371100     2,843     117,000 SH         SOLE      1       117,000
CYTOKINETICS INC             COM             23282W100       360      76,000 SH         SOLE               76,000
CYTOKINETICS INC             COM             23282W100       232      49,000 SH         SOLE      1        49,000
DEUTSCHE TELEKOM AG          SPONSORED ADR   251566105     6,581     432,120 SH         SOLE      1       432,120
ENER1 INC                    COM NEW         29267A203       261      33,400 SH         SOLE               33,400
ENER1 INC                    COM NEW         29267A203       130      16,600 SH         SOLE      1        16,600
ENERGY XXI (BERMUDA) LTD     COM SHS         G100082108   22,502   7,402,125 SH         SOLE            7,402,125
ENERGY XXI (BERMUDA) LTD     COM             G100082108    9,099   2,993,048 SH         SOLE      1     2,993,048
HSBC HLDGS PLC               SPON ADR NEW    404280406       223       2,760 SH         SOLE      1         2,760
HUNTSMAN CORP                COM             447011107     2,237     177,500 SH         SOLE              177,500
HUNTSMAN CORP                COM             447011107     1,009      80,100 SH         SOLE      1        80,100
INSPIRE PHARMACEUTICALS INC  COM             457733103       611     171,100 SH         SOLE              171,100
INSPIRE PHARMACEUTICALS INC  COM             457733103       282      78,900 SH         SOLE      1        78,900
MEDICINOVA INC               COM NEW         58468P206        65      28,800 SH         SOLE               28,800
MEDICINOVA INC               COM NEW         58468P206        49      21,400 SH         SOLE      1        21,400
MOLEX INC                    CL A            608554200     2,175     104,500 SH         SOLE      1       104,500
MSC SOFTWARE CORP            COM             553531104       755      70,521 SH         SOLE               70,521
MSC SOFTWARE CORP            COM             553531104       363      33,900 SH         SOLE      1        33,900
NATURAL RESOURCE PARTNERS L  COM UNIT L P    63900P103     3,141     124,000 SH         SOLE      1       124,000
NTR ACQUISITION CO           UNIT 06/28/2010 629415209     6,462     666,200 SH         SOLE              666,200
NTR ACQUISITION CO           UNIT 06/28/2010 629415209     3,238     333,800 SH         SOLE      1       333,800
RELIANT ENERGY INC           COM             75952B105     5,099     693,800 SH         SOLE              693,800
RELIANT ENERGY INC           COM             75952B105     2,251     306,200 SH         SOLE      1       306,200
REPROS THERAPEUTICS INC      COM             76028H100     1,997     278,100 SH         SOLE              278,100
REPROS THERAPEUTICS INC      COM             76028H100       516      71,900 SH         SOLE      1        71,900
SAVIENT PHARMACEUTICALS INC  COM             80517Q100     5,174     347,000 SH         SOLE              347,000
SAVIENT PHARMACEUTICALS INC  CALL            80517Q100     7,808     523,700     CALL   SOLE              523,700
SAVIENT PHARMACEUTICALS INC  COM             80517Q100     5,699     382,200 SH         SOLE      1       382,200
SAVIENT PHARMACEUTICALS INC  CALL            80517Q100     3,449     231,300     CALL   SOLE      1       231,300
SEQUENOM INC                 COM NEW         817337405     3,232     121,400 SH         SOLE              121,400
SEQUENOM INC                 COM NEW         817337405     1,427      53,600 SH         SOLE      1        53,600
SYMANTEC CORP                COM             871503108     1,686      86,100 SH         SOLE      1        86,100
THORNBURG MTG INC            COM             885218107         5     452,410 SH         SOLE      1       452,410
TRAVELCENTERS OF AMERICA LLC COM             894174101       673     236,300 SH         SOLE              236,300
TRAVELCENTERS OF AMERICA LLC COM             894174101       337     118,100 SH         SOLE      1       118,100
VODAFONE GROUP PLC NEW       SPONS ADR NEW   92857W209     6,932     313,688 SH         SOLE      1       313,688